STOCK-BASED COMPENSATION PLANS - Quebecor Media stock option plan (Details) - Quebecor Media stock option plan $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Option USD ($)	Dec. 31, 2020 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Exercised | Option	(47,950)	(81,250)
Cash consideration on stock options exercised	$ 3.2	$ 4.7
Number of shares outstanding	0